Commitments and Contingencies - Vessels Under Construction (Detail) - USD ($)	1 Months Ended
	Jun. 30, 2019	Dec. 31, 2020	Dec. 02, 2015
Bahrain LNG Joint Venture
Long-term Purchase Commitment [Line Items]
Equity method investment, ownership interest		30.00%
LNG receiving and regasification terminal | Bahrain LNG Joint Venture
Long-term Purchase Commitment [Line Items]
Undrawn amount of revolving credit facility		$ 24,000,000.0
Teekay LNG
Long-term Purchase Commitment [Line Items]
Unrecorded Unconditional Purchase Obligation		51,651,000
Unrecorded Unconditional Purchase Obligation, Due within next Twelve Months		36,099,000
Unrecorded Unconditional Purchase Obligation, Due within Two Years		15,552,000
Teekay LNG | Consolidated Entities [Member]
Long-term Purchase Commitment [Line Items]
Unrecorded Unconditional Purchase Obligation		40,312,000
Unrecorded Unconditional Purchase Obligation, Due within next Twelve Months		24,760,000
Unrecorded Unconditional Purchase Obligation, Due within Two Years		15,552,000
Teekay LNG | Equity Method Investments [Member]
Long-term Purchase Commitment [Line Items]
Unrecorded Unconditional Purchase Obligation		11,339,000
Unrecorded Unconditional Purchase Obligation, Due within next Twelve Months		11,339,000
Unrecorded Unconditional Purchase Obligation, Due within Two Years		0
Teekay LNG | Bahrain LNG Joint Venture
Long-term Purchase Commitment [Line Items]
Equity method investment, ownership interest			30.00%
Teekay LNG | LNG receiving and regasification terminal | Bahrain LNG Joint Venture
Long-term Purchase Commitment [Line Items]
Undrawn amount of revolving credit facility		7,000,000.0
Equipment | Teekay LNG
Long-term Purchase Commitment [Line Items]
Unrecorded Unconditional Purchase Obligation		40,300,000
Expected cost of project	$ 59,500,000
Construction | Bahrain LNG Joint Venture | Equity Method Investments [Member]
Long-term Purchase Commitment [Line Items]
Unrecorded Unconditional Purchase Obligation		$ 11,300,000